Offerings - Offering: 1	Feb. 10, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 663,232,229.05
Fee Rate	0.01531%
Amount of Registration Fee	$ 101,540.85
Offering Note
• Title of each class of securities to which transaction applies:

Common Stock, $0.0001 par value per share, of the Registrant (“Common Stock”)

• Aggregate number of securities to which transaction applies:

As of the close of business on January 31, 2025, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 96,198,939, which consists of (a) 81,884,227 outstanding shares of Common Stock; (b) 2,729,354 shares of Common Stock underlying outstanding stock options with exercise prices at or below $7.03 per share; (c) 4,824,243 shares of Common Stock underlying outstanding restricted stock unit awards; (d) 693,980 shares of Common Stock underlying outstanding performance stock unit awards; (e) 1,886,666 shares of Common Stock issuable through the end of the current offering period under the Accolade ESPP; and (f) 4,180,469 shares of Common Stock issuable upon the conversion of the outstanding convertible notes pursuant to the Indenture.

• Per unit price of other underlying value of transaction computed pursuant to Rule 0-11 under the Exchange Act:

Solely for the purpose of calculating the filing fee pursuant to Exchange Act Rule 0-11(c), the underlying value of the transaction was calculated based on the sum of (A) 81,884,227 outstanding shares of Common Stock multiplied by $7.03 per share; (B) 2,729,354 shares of Common Stock underlying outstanding stock options multiplied by $2.55 (the difference between $7.03 and the weighted average exercise price of $4.48 per share); (C) 4,824,243 shares of Common Stock underlying outstanding restricted stock unit awards multiplied by $7.03 per share; (D) 693,980 shares of Common Stock underlying outstanding performance stock unit awards multiplied by $7.03 per share; (E) 1,886,666 shares of Common Stock issuable through the end of the current offering period under the Accolade ESPP multiplied by $7.03 per share; and (F) 4,180,469 shares of Common Stock issuable upon the conversion of the outstanding convertible notes pursuant to the Indenture multiplied by $7.03 per share (the sum of items (A) through (F), collectively, the “Total Consideration”). Pursuant to Exchange Act Rule 0-11(c) and Section 14(g) of the Exchange Act, the filing fee equals the product of 0.00015310 multiplied by the Total Consideration.